Segmental analysis (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule Of Operating Segments [Line Items]
Net interest income	£ 7,125	£ 6,546
Other income	2,720	2,289
Total income	9,845	8,835
Operating expenses	(5,677)	(5,635)
Impairment charge	(612)	(442)
Profit before tax	3,556	2,758
Segment income	9,845	8,835
External assets	656,379		£ 631,335
External liabilities	613,481		589,355
Retail £m
Schedule Of Operating Segments [Line Items]
Net interest income	5,138	4,710
Other income	1,408	1,251
Total income	6,546	5,961
Operating expenses	(3,762)	(3,715)
Impairment charge	(565)	(342)
Profit before tax	2,219	1,904
Segment income	6,546	5,961
Commercial Banking
Schedule Of Operating Segments [Line Items]
Net interest income	1,838	1,623
Other income	530	544
Total income	2,368	2,167
Operating expenses	(1,139)	(1,156)
Impairment charge	(47)	(99)
Profit before tax	1,182	912
Segment income	2,368	2,167
Other £m
Schedule Of Operating Segments [Line Items]
Net interest income	149	213
Other income	782	494
Total income	931	707
Operating expenses	(776)	(764)
Impairment charge	0	(1)
Profit before tax	155	(58)
Segment income	931	707
External income (expense)
Schedule Of Operating Segments [Line Items]
Total income	9,845	8,835
Segment income	9,845	8,835
External assets	656,379		631,335
External liabilities	613,481		589,355
External income (expense) | Retail £m
Schedule Of Operating Segments [Line Items]
Total income	8,337	7,348
Segment income	8,337	7,348
External assets	409,956		404,828
External liabilities	328,916		331,241
External income (expense) | Commercial Banking
Schedule Of Operating Segments [Line Items]
Total income	1,653	1,431
Segment income	1,653	1,431
External assets	89,608		83,410
External liabilities	149,389		143,244
External income (expense) | Other £m
Schedule Of Operating Segments [Line Items]
Total income	(145)	56
Segment income	(145)	56
External assets	156,815		143,097
External liabilities	135,176		£ 114,870
Inter-segment (expense) income
Schedule Of Operating Segments [Line Items]
Total income	0	0
Segment income	0	0
Inter-segment (expense) income | Retail £m
Schedule Of Operating Segments [Line Items]
Total income	(1,791)	(1,387)
Segment income	(1,791)	(1,387)
Inter-segment (expense) income | Commercial Banking
Schedule Of Operating Segments [Line Items]
Total income	715	736
Segment income	715	736
Inter-segment (expense) income | Other £m
Schedule Of Operating Segments [Line Items]
Total income	1,076	651
Segment income	£ 1,076	£ 651